Segment information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
		7 Months Ended	12 Months Ended
	May 29, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method			€ 359	€ 255	€ 499
Net income attributable to non-controlling interests			36	31	104
Fair value remeasurement of contingent consideration			124	238	117
Restructuring costs and similar items			(1,064)	(1,062)	(1,480)
Other gains and losses, and litigation			136	327	502
Operating income			14,141	3,125	4,676
Financial expenses			(390)	(444)	(435)
Financial income			53	141	164
Income before tax and investments accounted for using the equity method			13,804	2,822	4,405
Share of profit/(loss) from investments accounted for using the equity method			359	255	499
Regeneron
Disclosure of operating segments [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method			€ 343	€ 245	484
Non-current financial assets, number of shares (in shares)	400,000	279,766	279,766
Sale of stock, number of shares issued in transaction (in shares)	22,800,000
Regeneron | Public Offering
Disclosure of operating segments [line items]
Sale of stock, number of shares issued in transaction (in shares)	13,000,000	120,234		530,172
Regeneron | Repurchase From The Counterpart | Regeneron Pharmaceuticals, INC
Disclosure of operating segments [line items]
Shares agreement, sale of stock, number of shares issued in transaction (in shares)	9,800,000
Operating segments
Disclosure of operating segments [line items]
Business Operating Income			€ 9,762	€ 9,349	8,476
Operating segments | Regeneron
Disclosure of operating segments [line items]
Share of profit/(loss) from investments accounted for using the equity method				411	408
Material reconciling items
Disclosure of operating segments [line items]
Share of profit (loss) of associates and joint ventures accounted for using equity method			(16)	(9)	(15)
Net income attributable to non-controlling interests			38	35	106
Amortization and impairment of intangible assets			(2,011)	(5,750)	(2,888)
Fair value remeasurement of contingent consideration			124	238	117
Expenses arising from the impact of acquisitions on inventories			(53)	(3)	(114)
Restructuring costs and similar items			(1,064)	(1,062)	(1,480)
Other expenses related to business combinations			0	0	(28)
Other gains and losses, and litigation			136	327	502
Gain on divestment of Regeneron shares			€ 7,225	€ 0	0
Discontinued operations | European Generics Business
Disclosure of operating segments [line items]
Gain loss on divestitures assets					€ 510